CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Attributable to the shareholders of Actions Semiconductor Co., Ltd. [Member]	Non controlling interest [Member]
Balance at Dec. 31, 2010	$ 270,679	$ 1	$ 24,252	$ 24,420	$ 222,032	$ 270,705	$ (26)
Balance, shares at Dec. 31, 2010		427,705,308
Repurchase of ordinary shares	6,251		6,251			6,251
Repurchase of ordinary shares, shares	(16,594,848)	16,594,848
Share-based compensation	1,928		1,928			1,928
Exercise of share-based awards	671		671			671
Exercise of share-based awards, shares		2,875,176
Foreign currency translation adjustments	8,169			8,169		8,169
Net income (loss)	3,010				3,005	3,005	5
Balance at Dec. 31, 2011	278,206	1	20,600	32,589	225,037	278,227	(21)
Balance, shares at Dec. 31, 2011		413,985,636
Repurchase of ordinary shares	4,166		4,166			4,166
Repurchase of ordinary shares, shares	(14,812,056)	14,812,056
Share-based compensation	1,465		1,928			1,928
Exercise of share-based awards	2,303		2,303			2,303
Exercise of share-based awards, shares	1,635,252	9,811,512
Foreign currency translation adjustments	3,162			3,162		3,162
Net income (loss)	(2,210)				(2,202)	(2,202)	(8)
Balance at Dec. 31, 2012	278,760	1	20,202	35,751	222,835	278,789	(29)
Balance, shares at Dec. 31, 2012		408,985,092
Repurchase of ordinary shares	4,853		4,853			4,853
Repurchase of ordinary shares, shares	(11,772,294)	11,772,294
Share-based compensation	492		492			492
Exercise of share-based awards	3,041		3,041			3,041
Exercise of share-based awards, shares	2,172,103	14,261,718
Foreign currency translation adjustments	4,983			4,983		4,983
Net income (loss)	122				124	124	(2)
Balance at Dec. 31, 2013	$ 282,545	$ 1	$ 18,882	$ 40,734	$ 222,959	$ 282,576	$ (31)
Balance, shares at Dec. 31, 2013		411,474,516